CAPITAL MANAGEMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Debt-to-total capitalization	34.00%	35.00%
Borrowings	$ 13,715,000,000	$ 13,512,000,000
Deferred income tax liabilities, net	5,193,000,000	4,934,000,000
BEPC exchangeable and class B shares	4,364,000,000	6,163,000,000
Equity	16,824,000,000	14,225,000,000	$ 11,725,000,000	$ 17,874,000,000
The partnership	5,873,000,000	3,667,000,000
Total capitalization	40,161,000,000	38,868,000,000
Deferred financing fees	65,000,000	34,000,000
Non-recourse borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	13,780,000,000	13,546,000,000
Participating non-controlling interests – in operating subsidiaries
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	10,680,000,000	10,297,000,000	10,290,000,000	10,258,000,000
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 271,000,000	$ 261,000,000	$ 258,000,000	$ 268,000,000